UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

THE MERGER FUND VL

A Westchester Capital Fund

SEMI-ANNUAL REPORT

June 30, 2014

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2004 – June 2014 (Unaudited)

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings First Six-Months 2014

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer*		Deal Terms*
Strategic	100.0%	Stock & Stub1	35.1%
Financial	0.0%	Cash & Stock	19.8%
		Cash	19.4%
By Deal Type*		Stock with Fixed Exchange Ratio	12.5%
Friendly	98.1%	Undetermined2	10.9%
Hostile	1.9%	Stock with Flexible Exchange Ratio (Collar)	2.3%

*	Data expressed as a percentage of long common stock, corporate and municipal bonds and swap contract positions as of June 30, 2014.
1	“Stub” includes assets other than cash and stock (e.g., escrow notes).
2
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION

The Merger Fund VL (Unaudited)

By Sector*

By Region*

*	Data expressed as a percentage of long common stock, corporate and municipal bonds and swap contract positions as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs as described below and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 for the period 1/1/14 – 6/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE (continued)
June 30, 2014 (Unaudited)

			Annualized	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period
	Value 1/1/14	Value 6/30/14	Ratio	1/1/14-6/30/14*
Actual+(1)	$1,000.00	$1,029.30	1.60%	$8.05
Hypothetical+(2)	$1,000.00	$1,016.86	1.60%	$8.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
+
Excluding dividends on securities sold short and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $7.04 and $7.00, respectively.

(1)	Ending account values and expenses paid during the period based on a 2.93% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS — 83.82%

	ADVERTISING — 2.81%
12,000	Lamar Advertising Company Class A (f)	$636,000

	AEROSPACE & DEFENSE — 1.06%
2,600	B/E Aerospace, Inc. (a)(f)	240,474

	APPLICATION SOFTWARE — 0.27%
2,189	AutoNavi Holdings, Ltd. — ADR (a)(g)	45,750
750	King Digital Entertainment plc (a)(b)	15,412
		61,162
	AUTOMOBILE MANUFACTURERS — 1.92%
12,000	General Motors Company (f)	435,600

	BROADCASTING & CABLE TV — 1.82%
6,504	CBS Corporation Class B (e)	404,159
1,100	CC Media Holdings, Inc. Class A (a)	7,975
		412,134
	CABLE & SATELLITE TV — 9.27%
5,546	DIRECTV (a)	471,466
3,500	DISH Network Corporation Class A (a)(h)	227,780
1,345	Liberty Global plc Series C (a)(f)	56,907
127,059	Sirius XM Holdings, Inc. (a)(f)	439,624
6,147	Time Warner Cable, Inc. (f)	905,453
		2,101,230
	COAL & CONSUMABLE FUELS — 0.02%
100	CONSOL Energy, Inc.	4,607

	CONSTRUCTION & ENGINEERING — 0.29%
1,915	Foster Wheeler AG (b)	65,244

	CONSTRUCTION & FARM
	MACHINERY & HEAVY TRUCKS — 0.20%
1,400	The Manitowoc Company, Inc. (f)	46,004

	CONSTRUCTION MATERIALS — 1.91%
4,673	Texas Industries, Inc. (a)	431,598

	CONSUMER FINANCE — 2.17%
19,769	Navient Corporation (e)	350,109
16,926	SLM Corporation (f)	140,655
		490,764

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value
	DIVERSIFIED BANKS — 0.16%
2,261	Wing Hang Bank, Ltd. (b)	$36,466

	DIVERSIFIED CHEMICALS — 5.31%
5,200	The Dow Chemical Company (g)	267,592
5,700	E.I. Du Pont de Nemours & Company (e)	373,008
20,042	Huntsman Corporation (f)	563,180
		1,203,780
	DIVERSIFIED METALS & MINING — 0.01%
1,140	Pilot Gold, Inc. (a)(b)	1,560

	DIVERSIFIED SUPPORT SERVICES — 1.21%
400	Civeo Corporation (a)	10,012
7,400	Iron Mountain, Inc. (h)	262,330
		272,342
	DRUG RETAIL — 0.65%
2,000	Walgreen Company (f)	148,260

	FOOD RETAIL — 1.49%
9,848	Safeway, Inc. (e)	338,180

	GOLD — 0.67%
5,985	Newmont Mining Corporation (f)	152,258

	HEALTH CARE EQUIPMENT — 2.76%
6,934	Covidien plc (b)	625,308

	INDUSTRIAL MACHINERY — 0.84%
2,800	The Timken Company (h)	189,952

	INTEGRATED OIL & GAS — 4.93%
2,100	BP plc — ADR (f)	110,775
5,700	Hess Corporation (f)	563,673
4,300	Occidental Petroleum Corporation (f)	441,309
		1,115,757
	INTEGRATED TELECOMMUNICATION SERVICES — 0.41%
1,900	Verizon Communications, Inc. (f)	92,967

	INTERNET SOFTWARE & SERVICES — 1.82%
1,200	Equinix, Inc. (a)(h)	252,108
4,600	Yahoo!, Inc. (a)(f)	161,598
		413,706

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value
	LIFE & HEALTH INSURANCE — 0.79%
2,575	Protective Life Corporation	$178,525

	LIFE SCIENCES TOOLS & SERVICES — 0.53%
2,100	Agilent Technologies, Inc. (f)	120,624

	MOVIES & ENTERTAINMENT — 0.04%
1,000	SFX Entertainment, Inc. (a)	8,100

	MULTI-LINE INSURANCE — 2.76%
11,464	American International Group, Inc. (f)	625,705

	MULTI-UTILITIES — 0.49%
4,300	CenterPoint Energy, Inc. (f)	109,822

	OIL & GAS DRILLING — 2.71%
3,200	Ensco plc Class A (b)(f)	177,824
11,376	Noble Corporation plc (b)(e)	381,779
1,200	Transocean, Ltd. (b)(f)	54,036
		613,639
	OIL & GAS EQUIPMENT & SERVICES — 2.45%
6,600	National Oilwell Varco, Inc. (f)	543,510
200	Oil States International, Inc. (a)	12,818
		556,328
	OIL & GAS EXPLORATION & PRODUCTION — 3.77%
4,400	Anadarko Petroleum Corporation (f)	481,668
10,800	QEP Resources, Inc. (e)	372,600
		854,268
	PACKAGED FOODS & MEATS — 4.16%
15,104	The Hillshire Brands Company (f)	940,979

	PAPER PRODUCTS — 1.49%
6,700	International Paper Company (g)	338,149

	PHARMACEUTICALS — 8.88%
2,810	Allergan, Inc. (f)	475,508
500	Endo International plc (a)(b)	35,010
6,982	Forest Laboratories, Inc. (a)	691,218
4,100	Mallinckrodt plc (a)(b)(g)	328,082
13,933	Pfizer, Inc. (f)	413,531
731	Questcor Pharmaceuticals, Inc.	67,610
		2,010,959

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value
	REGIONAL BANKS — 0.26%
5,280	Investors Bancorp, Inc. (h)	$58,344

	REITS — 3.91%
9,851	CommonWealth REIT (h)	259,278
23,633	NorthStar Realty Finance Corporation (a)(e)	410,741
5,980	Starwood Property Trust, Inc.	142,145
1,090	Starwood Waypoint Residential Trust (a)	28,569
1,400	Weyerhaeuser Company (f)	46,326
		887,059
	SECURITY & ALARM SERVICES — 0.39%
2,700	Corrections Corporation of America (f)	88,695

	SEMICONDUCTOR EQUIPMENT — 1.68%
22,310	Tokyo Electron Ltd. — ADR (e)	381,278

	SEMICONDUCTORS — 0.28%
3,662	RDA Microelectronics, Inc. — ADR	62,657

	SPECIALTY CHEMICALS — 1.34%
1,000	Ashland, Inc. (f)	108,740
7,500	Chemtura Corporation (a)(f)	195,975
		304,715
	THRIFTS & MORTGAGE FINANCE — 1.46%
33,665	Hudson City Bancorp, Inc. (g)	330,927

	TOBACCO — 0.19%
700	Lorillard, Inc.	42,679

	TRADING COMPANIES & DISTRIBUTORS — 0.26%
1,650	NOW, Inc. (a)(h)	59,747

	TRUCKING — 0.10%
800	Hertz Global Holdings, Inc. (a)	22,424

	WIRELESS TELECOMMUNICATION SERVICES — 3.88%
33,473	Sprint Corporation (a)(g)	285,525
13,251	T-Mobile U.S., Inc. (a)(f)	445,499
4,401	Vodafone Group plc — ADR (f)	146,949
		877,973
	TOTAL COMMON STOCKS (Cost $17,307,584)	18,988,949

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value
CONTINGENT VALUE RIGHTS — 0.00%
268	Leap Wireless International, Inc. (a)(d)(k)	$670
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	670

WARRANTS — 0.00%
668	Kinross Gold Corporation (a)(b)	16
	TOTAL WARRANTS (Cost $2,560)	16
Principal Amount
CORPORATE BONDS — 3.64%
	American Airlines Group, Inc.
$189,000	7.500%, 3/15/2016 (Acquired 2/8/13 through 5/23/13,
	cost $190,733) (i)	196,678
	B/E Aerospace, Inc.
59,000	5.250%, 4/1/2022 (f)	64,531
	Drill Rigs Holdings, Inc.
100,000	6.500%, 10/1/2017 (Acquired 5/27/14 through 5/28/14,
	cost $104,151) (b)(i)	102,750
	Gentiva Health Services, Inc.
133,000	11.500%, 9/1/2018	142,144
	The Hillman Group, Inc.
20,000	10.875%, 6/1/2018	21,226
	MetroPCS Wireless, Inc.
30,000	6.625%, 11/15/2020	32,137
	National Money Mart Company
102,000	10.375%, 12/15/2016 (b)	107,738
	Nuveen Investments, Inc.
131,000	9.500%, 10/15/2020 (Acquired 4/17/14 through 6/6/14,
	cost $156,171) (i)	155,890
	TOTAL CORPORATE BONDS (Cost $818,929)	823,094

MUNICIPAL BONDS — 0.75%
	Louisiana Public Facilities
170,000	9.750%, 8/1/2014	170,593
	TOTAL MUNICIPAL BONDS (Cost $170,000)	170,593

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value

PURCHASED CALL OPTIONS — 0.02%
	CBOE Volatility Index
22	Expiration: July 2014, Exercise Price: $13.00	$1,232
18	Expiration: July 2014, Exercise Price: $14.00	720
33	Expiration: August 2014, Exercise Price: $14.00	3,465
		5,417
PURCHASED PUT OPTIONS — 0.25%
	Agilent Technologies, Inc.
2	Expiration: August 2014, Exercise Price: $50.00	46
14	Expiration: November 2014, Exercise Price: $45.00	616
	Allergan, Inc.
4	Expiration: September 2014, Exercise Price: $140.00	790
	Alstom SA
13	Expiration: July 2014, Exercise Price: EUR 26.00 (j)	516
11	Expiration: August 2014, Exercise Price: EUR 26.00 (j)	904
	American International Group, Inc.
13	Expiration: August 2014, Exercise Price: $44.00	91
6	Expiration: August 2014, Exercise Price: $45.00	48
7	Expiration: August 2014, Exercise Price: $46.00	73
64	Expiration: August 2014, Exercise Price: $49.00	1,408
	Anadarko Petroleum Corporation
13	Expiration: August 2014, Exercise Price: $85.00	195
21	Expiration: August 2014, Exercise Price: $87.50	389
	Ashland, Inc.
9	Expiration: July 2014, Exercise Price: $85.00	27
	B/E Aerospace, Inc.
11	Expiration: October 2014, Exercise Price: $80.00	1,210
3	Expiration: October 2014, Exercise Price: $85.00	652
	Barrick Gold Corporation
15	Expiration: October 2014, Exercise Price: $20.00	3,525
	BP plc — ADR
10	Expiration: July 2014, Exercise Price: $44.00	20
7	Expiration: August 2014, Exercise Price: $45.00	52
	CBS Corporation Class B
21	Expiration: September 2014, Exercise Price: $50.00	630
14	Expiration: September 2014, Exercise Price: $52.50	630
8	Expiration: September 2014, Exercise Price: $55.00	600

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	CenterPoint Energy, Inc.
28	Expiration: August 2014, Exercise Price: $17.50	$140
	Chemtura Corporation
11	Expiration: September 2014, Exercise Price: $17.50	137
45	Expiration: September 2014, Exercise Price: $20.00	675
	CommonWealth REIT
80	Expiration: July 2014, Exercise Price: $22.50	600
	CONSOL Energy, Inc.
1	Expiration: July 2014, Exercise Price: $36.00	3
	Corrections Corporation of America
13	Expiration: September 2014, Exercise Price: $30.00	422
	DISH Network Corporation Class A
32	Expiration: September 2014, Exercise Price: $52.50	2,720
	The Dow Chemical Company
7	Expiration: September 2014, Exercise Price: $44.00	203
32	Expiration: September 2014, Exercise Price: $49.00	3,328
	E.I. Du Pont de Nemours & Company
38	Expiration: July 2014, Exercise Price: $57.50	133
5	Expiration: October 2014, Exercise Price: $55.00	135
	Endo International plc
4	Expiration: July 2014, Exercise Price: $50.00	50
	Ensco plc Class A
18	Expiration: September 2014, Exercise Price: $46.00	270
	Equinix, Inc.
1	Expiration: September 2014, Exercise Price: $180.00	105
4	Expiration: September 2014, Exercise Price: $185.00	630
	General Motors Company
22	Expiration: September 2014, Exercise Price: $30.00	440
16	Expiration: September 2014, Exercise Price: $33.00	832
	Halliburton Company
10	Expiration: July 2014, Exercise Price: $49.00	10
	Hertz Global Holdings, Inc.
7	Expiration: August 2014, Exercise Price: $25.00	378
	Hess Corporation
40	Expiration: August 2014, Exercise Price: $77.50	240
	The Hillshire Brands Company
43	Expiration: July 2014, Exercise Price: $32.00	107
16	Expiration: July 2014, Exercise Price: $33.00	40
1	Expiration: August 2014, Exercise Price: $50.00	5

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	Huntsman Corporation
98	Expiration: August 2014, Exercise Price: $21.00	$245
47	Expiration: August 2014, Exercise Price: $23.00	470
	International Paper Company
10	Expiration: July 2014, Exercise Price: $40.00	15
31	Expiration: October 2014, Exercise Price: $40.00	465
10	Expiration: October 2014, Exercise Price: $41.00	180
	Iron Mountain, Inc.
37	Expiration: July 2014, Exercise Price: $22.50	93
19	Expiration: October 2014, Exercise Price: $20.00	95
	Lamar Advertising Company Class A
2	Expiration: July 2014, Exercise Price: $45.00	15
12	Expiration: July 2014, Exercise Price: $47.00	150
12	Expiration: July 2014, Exercise Price: $48.00	120
	Lorillard, Inc.
8	Expiration: July 2014, Exercise Price: $50.00	32
	Mallinckrodt plc
4	Expiration: July 2014, Exercise Price: $50.00	20
26	Expiration: July 2014, Exercise Price: $55.00	195
	The Manitowoc Company, Inc.
11	Expiration: August 2014, Exercise Price: $29.00	440
	National Oilwell Varco, Inc.
21	Expiration: August 2014, Exercise Price: $65.00	221
28	Expiration: August 2014, Exercise Price: $70.00	420
3	Expiration: August 2014, Exercise Price: $72.50	54
	Newmont Mining Corporation
13	Expiration: July 2014, Exercise Price: $23.00	39
	Noble Corporation plc
15	Expiration: September 2014, Exercise Price: $26.00	180
19	Expiration: September 2014, Exercise Price: $28.00	456
51	Expiration: September 2014, Exercise Price: $29.00	1,734
	Occidental Petroleum Corporation
5	Expiration: August 2014, Exercise Price: $82.50	38
6	Expiration: August 2014, Exercise Price: $85.00	72
12	Expiration: August 2014, Exercise Price: $87.50	180
6	Expiration: November 2014, Exercise Price: $87.50	552

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	Pfizer, Inc.
16	Expiration: July 2014, Exercise Price: $27.00	$16
8	Expiration: July 2014, Exercise Price: $28.00	16
11	Expiration: September 2014, Exercise Price: $24.00	44
21	Expiration: September 2014, Exercise Price: $25.00	126
	QEP Resources, Inc.
86	Expiration: September 2014, Exercise Price: $25.00	774
	SLM Corporation
41	Expiration: July 2014, Exercise Price: $21.00	62
1	Expiration: July 2014, Exercise Price: $22.00	2
76	Expiration: October 2014, Exercise Price: $21.00	836
	SPDR S&P 500 ETF Trust
15	Expiration: August 2014, Exercise Price: $189.00	1,605
15	Expiration: August 2014, Exercise Price: $190.00	1,845
23	Expiration: August 2014, Exercise Price: $191.00	3,197
18	Expiration: December 2014, Exercise Price: $160.00	1,764
18	Expiration: December 2014, Exercise Price: $181.00	5,850
	Sprint Corporation
77	Expiration: August 2014, Exercise Price: $6.00	193
186	Expiration: August 2014, Exercise Price: $7.00	2,046
	Time Warner Cable, Inc.
14	Expiration: July 2014, Exercise Price: $120.00	140
	The Timken Company
19	Expiration: September 2014, Exercise Price: $55.00	522
	T-Mobile U.S., Inc.
103	Expiration: August 2014, Exercise Price: $28.00	2,884
	Transocean, Ltd.
1	Expiration: August 2014, Exercise Price: $37.00	16
6	Expiration: August 2014, Exercise Price: $38.00	102
	Verizon Communications, Inc.
5	Expiration: August 2014, Exercise Price: $45.00	70
3	Expiration: August 2014, Exercise Price: $46.00	72
	Vodafone Group plc — ADR
3	Expiration: July 2014, Exercise Price: $30.00	12
4	Expiration: October 2014, Exercise Price: $32.00	372
3	Expiration: October 2014, Exercise Price: $33.00	390
	Walgreen Company
7	Expiration: September 2014, Exercise Price: $60.00	214
8	Expiration: September 2014, Exercise Price: $65.00	724

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	Weyerhaeuser Company
47	Expiration: July 2014, Exercise Price: $24.00	$352
13	Expiration: July 2014, Exercise Price: $26.00	65
	Williams Companies, Inc.
8	Expiration: July 2014, Exercise Price: $38.00	12
7	Expiration: August 2014, Exercise Price: $39.00	35
	Yahoo!, Inc.
18	Expiration: July 2014, Exercise Price: $29.00	36
21	Expiration: July 2014, Exercise Price: $33.00	672
		55,572
	TOTAL PURCHASED OPTIONS (Cost $185,931)	60,989

Principal Amount
ESCROW NOTES — 0.06%
$7,668	AMR Corporation (a)(d)(k)	14,186
145,000	Dallas-Fort Worth International Airport (a)(d)(k)	—
	TOTAL ESCROW NOTES (Cost $35,800)	14,186

SHORT-TERM INVESTMENTS — 17.11%
1,365,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.01% (c)(f)	1,365,000
1,146,157	Goldman Sachs Financial Square Money Market Fund,
	Institutional Share Class, 0.07% (c)(f)	1,146,157
1,365,000	The Liquid Asset Portfolio, Institutional Share Class,
	0.06% (c)(f)	1,365,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,876,157)	3,876,157
	TOTAL INVESTMENTS (Cost $22,396,961) — 105.65%	$23,934,654

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2014, these securities represented 2.01% of total net assets.

(j)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.
(k)	Level 3 Security. Please see Note 2 on the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2014 (Unaudited)

Shares		Value
2,700	Actavis plc (a)	$602,235
402	American Airlines Group, Inc.	17,270
18,130	Applied Materials, Inc.	408,832
7,535	AT&T, Inc.	266,438
3,170	Comcast Corporation Class A	170,166
1,041	Comcast Corporation Special Class A	55,516
2,341	Liberty Global plc Class A (a)	103,519
2,824	Liberty Global plc Series C (a)	119,483
2,835	M&T Bank Corporation	351,682
656	Mallinckrodt plc	52,493
3,300	Martin Marietta Materials, Inc.	435,765
6,632	Medtronic, Inc.	422,856
343	Valeant Pharmaceuticals International, Inc. (a)	43,259
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,735,956)	$3,049,514

plc – Public Limited Company
(a)Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
CALL OPTIONS WRITTEN
	Agilent Technologies, Inc.
3	Expiration: August 2014, Exercise Price: $55.00	$1,080
18	Expiration: November 2014, Exercise Price: $55.00	8,910
	Allergan, Inc.
18	Expiration: September 2014, Exercise Price: $155.00	35,370
6	Expiration: September 2014, Exercise Price: $160.00	9,540
	Alstom SA
16	Expiration: July 2014, Exercise Price: EUR 28.00 (a)	241
11	Expiration: August 2014, Exercise Price: EUR 29.00 (a)	241
16	Expiration: September 2014, Exercise Price: EUR 27.00 (a)	2,125
31	Expiration: September 2014, Exercise Price: EUR 28.00 (a)	2,420
	American International Group, Inc.
18	Expiration: August 2014, Exercise Price: $49.00	11,070
10	Expiration: August 2014, Exercise Price: $50.00	5,050
87	Expiration: August 2014, Exercise Price: $52.50	24,360
	Anadarko Petroleum Corporation
18	Expiration: August 2014, Exercise Price: $95.00	27,585
26	Expiration: August 2014, Exercise Price: $97.50	34,710
	Ashland, Inc.
10	Expiration: July 2014, Exercise Price: $95.00	13,740
	AT&T, Inc.
8	Expiration: October 2014, Exercise Price: $33.00	1,908
	B/E Aerospace, Inc.
22	Expiration: October 2014, Exercise Price: $90.00	14,080
4	Expiration: October 2014, Exercise Price: $95.00	1,520
	BP plc — ADR
12	Expiration: July 2014, Exercise Price: $48.00	5,724
9	Expiration: August 2014, Exercise Price: $50.00	2,700
	CBOE Volatility Index
15	Expiration: July 2014, Exercise Price: $19.00	225
7	Expiration: July 2014, Exercise Price: $20.00	105
20	Expiration: July 2014, Exercise Price: $21.00	100
33	Expiration: August 2014, Exercise Price: $22.00	825
	CBS Corporation Class B
11	Expiration: September 2014, Exercise Price: $55.00	8,525
33	Expiration: September 2014, Exercise Price: $57.50	19,800
18	Expiration: September 2014, Exercise Price: $60.00	7,740

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	CenterPoint Energy, Inc.
43	Expiration: August 2014, Exercise Price: $22.50	$13,975
	Chemtura Corporation
18	Expiration: September 2014, Exercise Price: $22.50	7,020
57	Expiration: September 2014, Exercise Price: $25.00	11,457
	Comcast Corporation Special Class A
16	Expiration: October 2014, Exercise Price: $45.00	13,600
11	Expiration: October 2014, Exercise Price: $47.00	7,425
11	Expiration: October 2014, Exercise Price: $48.00	6,380
	CommonWealth REIT
8	Expiration: July 2014, Exercise Price: $25.00	1,160
85	Expiration: July 2014, Exercise Price: $27.50	850
	CONSOL Energy, Inc.
1	Expiration: July 2014, Exercise Price: $39.00	707
	Corrections Corporation of America
27	Expiration: September 2014, Exercise Price: $33.00	2,902
	DISH Network Corporation Class A
35	Expiration: September 2014, Exercise Price: $57.50	34,300
	The Dow Chemical Company
10	Expiration: September 2014, Exercise Price: $50.00	2,850
42	Expiration: September 2014, Exercise Price: $52.50	6,132
	E.I. Du Pont de Nemours & Company
50	Expiration: July 2014, Exercise Price: $65.00	5,175
7	Expiration: October 2014, Exercise Price: $65.00	1,575
	Endo International plc
5	Expiration: July 2014, Exercise Price: $55.00	7,510
	Ensco plc Class A
12	Expiration: September 2014, Exercise Price: $49.00	8,100
20	Expiration: September 2014, Exercise Price: $50.00	12,000
	Equinix, Inc.
1	Expiration: September 2014, Exercise Price: $190.00	2,220
3	Expiration: September 2014, Exercise Price: $195.00	5,520
8	Expiration: September 2014, Exercise Price: $200.00	12,160
	General Motors Company
8	Expiration: September 2014, Exercise Price: $35.00	1,824
22	Expiration: September 2014, Exercise Price: $36.00	3,729
59	Expiration: September 2014, Exercise Price: $37.00	7,021
	Hertz Global Holdings, Inc.
8	Expiration: August 2014, Exercise Price: $27.00	1,720

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	Hess Corporation
57	Expiration: August 2014, Exercise Price: $87.50	$66,547
	The Hillshire Brands Company
4	Expiration: August 2014, Exercise Price: $52.50	4,100
18	Expiration: August 2014, Exercise Price: $57.50	9,450
17	Expiration: October 2014, Exercise Price: $45.00	30,090
18	Expiration: October 2014, Exercise Price: $47.00	28,800
	Huntsman Corporation
122	Expiration: August 2014, Exercise Price: $24.00	51,850
71	Expiration: August 2014, Exercise Price: $25.00	23,430
2	Expiration: August 2014, Exercise Price: $28.00	210
	International Paper Company
13	Expiration: July 2014, Exercise Price: $45.00	7,150
12	Expiration: October 2014, Exercise Price: $45.00	6,690
42	Expiration: October 2014, Exercise Price: $46.00	19,845
	Iron Mountain, Inc.
24	Expiration: October 2014, Exercise Price: $25.00	25,080
50	Expiration: October 2014, Exercise Price: $32.50	17,500
	Koninklijke KPN NV
181	Expiration: August 2014, Exercise Price: EUR 2.70 (a)	3,222
37	Expiration: August 2014, Exercise Price: EUR 2.80 (a)	507
48	Expiration: September 2014, Exercise Price: EUR 2.60 (a)	1,446
143	Expiration: September 2014, Exercise Price: EUR 2.70 (a)	3,329
	Lamar Advertising Company Class A
31	Expiration: July 2014, Exercise Price: $49.00	12,555
89	Expiration: July 2014, Exercise Price: $50.00	27,946
	Liberty Global plc Class A
2	Expiration: July 2014, Exercise Price: $72.50	2,806
	Lorillard, Inc.
7	Expiration: July 2014, Exercise Price: $55.00	4,235
	Mallinckrodt plc
9	Expiration: July 2014, Exercise Price: $55.00	22,518
32	Expiration: July 2014, Exercise Price: $65.00	48,544
	The Manitowoc Company, Inc.
14	Expiration: August 2014, Exercise Price: $31.00	3,815
	Market Vectors Gold Miners ETF
11	Expiration: September 2014, Exercise Price: $20.50	6,655

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	National Oilwell Varco, Inc.
61	Expiration: August 2014, Exercise Price: $77.50	$85,400
5	Expiration: August 2014, Exercise Price: $80.00	5,925
	Navient Corporation
6	Expiration: August 2014, Exercise Price: $17.50	405
	Newmont Mining Corporation
40	Expiration: July 2014, Exercise Price: $25.00	3,200
	Noble Corporation plc
21	Expiration: September 2014, Exercise Price: $29.00	9,922
92	Expiration: September 2014, Exercise Price: $32.00	21,344
	NorthStar Realty Finance Corporation
54	Expiration: September 2014, Exercise Price: $14.00	18,900
95	Expiration: September 2014, Exercise Price: $15.00	24,700
71	Expiration: September 2014, Exercise Price: $16.00	12,425
	Occidental Petroleum Corporation
32	Expiration: August 2014, Exercise Price: $95.00	27,200
11	Expiration: November 2014, Exercise Price: $97.50	8,552
	Oil States International, Inc.
2	Expiration: July 2014, Exercise Price: $100.00	2,900
	Pfizer, Inc.
20	Expiration: July 2014, Exercise Price: $30.00	300
23	Expiration: July 2014, Exercise Price: $31.00	69
14	Expiration: September 2014, Exercise Price: $28.00	2,604
21	Expiration: September 2014, Exercise Price: $29.00	2,289
	QEP Resources, Inc.
108	Expiration: September 2014, Exercise Price: $31.00	42,120
	Sirius XM Holdings, Inc.
52	Expiration: September 2014, Exercise Price: $3.50	780
604	Expiration: December 2014, Exercise Price: $3.50	13,288
	SLM Corporation
33	Expiration: July 2014, Exercise Price: $24.00	6,682
15	Expiration: July 2014, Exercise Price: $25.00	1,583
27	Expiration: July 2014, Exercise Price: $26.00	945
31	Expiration: October 2014, Exercise Price: $25.00	4,635
61	Expiration: October 2014, Exercise Price: $26.00	5,185
	Sprint Corporation
328	Expiration: August 2014, Exercise Price: $8.00	27,880

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value
	Time Warner Cable, Inc.
17	Expiration: July 2014, Exercise Price: $135.00	$20,995
9	Expiration: July 2014, Exercise Price: $140.00	6,975
5	Expiration: October 2014, Exercise Price: $140.00	4,950
	The Timken Company
28	Expiration: September 2014, Exercise Price: $62.50	18,200
	T-Mobile U.S., Inc.
44	Expiration: August 2014, Exercise Price: $30.00	18,150
88	Expiration: August 2014, Exercise Price: $31.00	29,920
	Transocean, Ltd.
11	Expiration: August 2014, Exercise Price: $41.00	4,840
1	Expiration: August 2014, Exercise Price: $44.00	206
	Verizon Communications, Inc.
8	Expiration: August 2014, Exercise Price: $47.00	1,544
7	Expiration: August 2014, Exercise Price: $48.00	816
4	Expiration: August 2014, Exercise Price: $49.00	248
	Vivendi SA
117	Expiration: September 2014, Exercise Price: EUR 19.00 (a)	2,563
	Vodafone Group plc — ADR
8	Expiration: July 2014, Exercise Price: $37.00	40
6	Expiration: October 2014, Exercise Price: $35.00	462
10	Expiration: October 2014, Exercise Price: $37.00	380
	Walgreen Company
20	Expiration: September 2014, Exercise Price: $70.00	12,350
	Weyerhaeuser Company
14	Expiration: July 2014, Exercise Price: $29.00	5,810
	Yahoo!, Inc.
21	Expiration: July 2014, Exercise Price: $32.00	6,930
25	Expiration: July 2014, Exercise Price: $36.00	1,925
		1,311,863
PUT OPTIONS WRITTEN
	CBOE Volatility Index
8	Expiration: July 2014, Exercise Price: $12.00	320
7	Expiration: July 2014, Exercise Price: $13.00	777
22	Expiration: July 2014, Exercise Price: $14.00	4,268
33	Expiration: August 2014, Exercise Price: $13.00	3,300

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)	Value

	SPDR S&P 500 ETF Trust
39	Expiration: August 2014, Exercise Price: $183.00	$2,087
11	Expiration: August 2014, Exercise Price: $184.00	671
36	Expiration: December 2014, Exercise Price: $170.00	6,264
		17,687
	TOTAL OPTIONS WRITTEN
	(Premiums received $926,397)	$1,329,550

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc  – Public Limited Company
REIT – Real Estate Investment Trust
(a)Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2014 (Unaudited)

			U.S.			U.S.
			$ Value at			$ Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2014	be Received		2014	(Depreciation)**
8/20/14	22,596	Australian Dollars	$21,226	20,788	U.S. Dollars	$20,788	$(438)
8/21/14	122,904	Australian Dollars	115,444	113,165	U.S. Dollars	113,165	(2,279)
9/24/14	78,195	Australian Dollars	73,277	71,814	U.S. Dollars	71,814	(1,463)
8/20/14	3,420	Canadian Dollars	3,201	3,132	U.S. Dollars	3,132	(69)
7/17/14	122,001	Euros	167,067	166,106	U.S. Dollars	166,106	(961)
7/23/14	259,400	Euros	355,229	357,744	U.S. Dollars	357,744	2,515
7/23/14	8,698	U.S. Dollars	8,698	6,400	Euros	8,765	67
9/26/14	328,900	Euros	450,514	448,623	U.S. Dollars	448,623	(1,891)
10/22/14	60,071	Euros	82,292	81,976	U.S. Dollars	81,976	(316)
8/20/14	286,288	Hong Kong Dollars	36,923	36,919	U.S. Dollars	36,919	(4)
7/9/14	258,800	Japanese Yen	2,555	2,548	U.S. Dollars	2,548	(7)
			$1,316,426			$1,311,580	$(4,846)

*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2014.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2014 (Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
4/30/15	Alstom SA	9,000	$328,118	$(36,549)	JPMorgan Chase & Co. Inc.
12/3/14	GrainCorp, Ltd.	9,238	73,172	(148)	JPMorgan Chase & Co. Inc.
10/18/14	Hillgrove Resources, Ltd.	113,277	8,438	(221)	JPMorgan Chase & Co. Inc.
12/19/14	Koninklijke KPN NV	45,574	166,058	3,311	JPMorgan Chase & Co. Inc.
5/28/15	PetroLogistics LP	14,924	214,309	1,093	Merrill Lynch & Co. Inc.
6/3/15	SAI Global, Ltd.	22,760	109,669	1,851	JPMorgan Chase & Co. Inc.
3/3/15	Toko, Inc.	647	1,961	(513)	JPMorgan Chase & Co. Inc.
8/20/14	Vivendi SA	16,500	403,745	(28,626)	JPMorgan Chase & Co. Inc.
1/28/15	Ziggo NV (a)	5,461	252,874	13,145	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/26/15	AMEC plc	(1,722)	(35,806)	(3,967)	JPMorgan Chase & Co. Inc.
				$(50,624)

plc – Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

ASSETS:
Investments, at value (Cost $22,396,961)		$23,934,654
Receivable from brokers		2,735,956
Deposits at brokers		386,935
Receivable for forward currency exchange contracts		2,582
Receivable for swap contracts		1,093
Receivable for investments sold		475,721
Dividends and interest receivable		49,417
Receivable for fund shares issued		43,357
Swap dividends receivable		36,321
Prepaid expenses and other receivables		5,177
Total Assets		27,671,213
LIABILITIES:
Securities sold short, at value (proceeds of $2,735,956)	$3,049,514
Written option contracts, at value (premiums received $926,397)	1,329,550
Payable for forward currency exchange contracts	7,428
Payable for swap contracts	51,717
Payable for investments purchased	508,814
Accrued expenses and other liabilities	63,785
Dividends and interest payable	4,265
Payable to the investment adviser	909
Swap dividends payable	825
Payable for fund shares redeemed	158
Total Liabilities		5,016,965
NET ASSETS		$22,654,248
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income		$897,869
Accumulated net realized loss on investments, securities sold short, written option contracts expired or closed, swap contracts, foreign
currency translation and forward currency exchange contracts		(507,229)
Net unrealized appreciation (depreciation) on:
Investments	$1,537,693
Securities sold short	(313,558)
Written option contracts	(403,153)
Swap contracts	(50,624)
Forward currency exchange contracts	(4,846)
Net unrealized appreciation		765,512
Paid-in capital		21,498,096
Total Net Assets		$22,654,248
NET ASSET VALUE and offering price per share*
($22,654,248 / 2,016,152 shares of beneficial interest outstanding)		$11.24

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Interest		$31,588
Dividend income on long positions (net of foreign withholding taxes of $227)		687,141
Total investment income		718,729
EXPENSES:
Investment advisory fees	$125,612
Professional fees	39,120
Transfer agent and shareholder servicing agent fees	31,796
Fund accounting expense	26,819
Administration fees	13,937
Reports to shareholders	7,339
Custody fees	3,658
Trustees’ fees and expenses	3,547
Miscellaneous expenses	3,487
Federal and state registration fees	451
Borrowing expense on securities sold short	7,070
Dividends on securities sold short	13,452
Total expenses before expense waiver by adviser		276,288
Less: Expense reimbursed by Adviser (Note 3)		(115,080)
Net expenses		161,208
NET INVESTMENT INCOME		557,521
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(147,541)
Securities sold short	(13,276)
Written option contracts expired or closed	(47,526)
Swap contracts	54,866
Foreign currency translation	(152)
Forward currency exchange contracts	(32,628)
Net realized loss		(186,257)
Change in unrealized appreciation (depreciation) on:
Investments	514,428
Securities sold short	(141,410)
Written option contracts	(145,073)
Swap contracts	(40,963)
Forward currency exchange contracts	32,404
Net unrealized appreciation		219,386
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		33,129
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$590,650

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
	(Unaudited)
Net investment income	$557,521	$26,650
Net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts	(186,257)	233,046
Change in unrealized appreciation on investments, securities sold short, written option contracts, swap contracts, foreign currency translation
and forward currency exchange contracts	219,386	400,494
Net increase in net assets resulting from operations	590,650	660,190

Distributions to shareholders from: (Note 5)
Net investment income	—	(49,575)
Net realized gains	—	—
Total dividends and distributions – Single Class	—	(49,575)

Net increase in net assets from capital share transactions (Note 4)	2,985,406	4,083,274
Net increase in net assets	3,576,056	4,693,889

NET ASSETS:
Beginning of period	19,078,192	14,384,303
End of period (including accumulated undistributed net
investment income of $897,869 and $340,348, respectively)	$22,654,248	$19,078,192

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
	June 30, 2014		2013	2012		2011		2010(1)	2009(1)
	(Unaudited)
Per Share Data:
Net Asset Value, beginning of period	$10.92		$10.54	$10.44		$11.03		$10.70	$9.88
Income from investment operations:
Net investment income (loss)	0.30	(2)	0.02 (2)	(0.04	)(2)	(0.13	)(2)	0.02 (3)	(0.35	)(3)
Net realized and unrealized
gain on investments	0.02		0.39	0.30		0.23		0.54	1.53
Total from investment operations	0.32		0.41	0.26		0.10		0.56	1.18
Less distributions:
From net investment income	—		(0.03)	—		—		—	(0.35)
From net realized gains	—		—	(0.16)		(0.69)		(0.23)	(0.01)
Total dividends and distributions	—		(0.03)	(0.16)		(0.69)		(0.23)	(0.36)
Net Asset Value, end of period	$11.24		$10.92	$10.54		$10.44		$11.03	$10.70
Total Return	2.93	%(5)	3.88%	2.52%		0.87%		5.30%	11.80%
Supplemental data and ratios:
Net assets, end of period (000’s)	$22,654		$19,078	$14,384		$14,326		$14,817	$9,710
Ratio of gross expenses to average net assets:
Before expense waiver	2.75	%(4)	2.96%	3.06%		3.44%		5.26%	7.82%
After expense waiver	1.60	%(4)	1.65%	1.92%		2.19%		3.16%	4.28%
Ratio of dividends and borrowing
expense on securities sold short
to average net assets	0.20	%(4)	0.25%	0.52%		0.79%		1.76%	2.88%
Ratio of operating expenses to average
net assets excluding dividends and
borrowing expense on securities sold short	1.40	%(4)	1.40%	1.40%		1.40%		1.40%	1.40%
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	4.40	%(4)	(1.15)%	(1.57)%		(2.44)%		(4.29)%	(5.69)%
After expense waiver	5.55	%(4)	0.16%	(0.43)%		(1.19)%		(2.19)%	(2.15)%
Portfolio turnover rate(6)	67.06	%(5)	195.96%	268.78%		272.58%		187.18%	373.07%

(1)	Performance data included for periods prior to 2011 reflect that of Westchester Capital Management, Inc. the Fund’s prior investment adviser. See Note 1 for additional information.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Net investment income (loss) per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(4)	Annualized.
(5)	Not annualized.
(6)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

Note 1 — ORGANIZATION

 The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund commenced operations on May 26, 2004.  In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser.  Therefore, the performance information included herein for periods prior to 2011 reflect the performance of Westchester Capital Management, Inc.  Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007.  The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage.  Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.  The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.  At June 30, 2014, 95.7% of the shares outstanding of the Fund were owned by three insurance companies.  Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

A.	Investment Valuation

 The following is a summary of the Fund’s pricing  procedures.  It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

 Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”).  Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange.  The securities valued using quoted prices in active markets are classified as Level 1 investments.  Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange.  If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used.  These securities are classified as Level 2 investments.  In pricing corporate bonds and other debt

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used.  These are classified as Level 2 investments.  As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price.  These securities are generally classified as Level 2 or Level 3 investments.

 Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price.  If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked price is used.  Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty.  Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments.  Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor.  Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost.

 Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees of the Fund (“the Board of Trustees” or “Trustees”) and under the supervision of the Board of Trustees.  The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  These securities are generally classified as Level 2 or 3 depending on the inputs as described below.  At June 30, 2014, securities fair valued in good faith based on the absolute value of long investments and securities sold short and based on the absolute value of unrealized gains or losses on swap contracts represented 0.12% of net assets.

 The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

 The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

 The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2014.  These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$18,988,949	$—	$—	$18,988,949
Contingent Value Rights	—	—	670	670
Warrants	16	—	—	16
Corporate Bonds	—	823,094	—	823,094
Municipal Bonds	—	170,593	—	170,593
Purchased Option Contracts	59,569	1,420	—	60,989
Escrow Notes	—	—	14,186	14,186
Short-Term Investments	3,876,157	—	—	3,876,157
Swap Contracts**	—	1,093	—	1,093
Forward Currency
Exchange Contracts**	—	2,582	—	2,582
Liabilities
Common Stocks Sold Short	$3,049,514	$—	$—	$3,049,514
Written Option Contracts	1,313,456	16,094	—	1,329,550
Swap Contracts**	—	51,717	—	51,717
Forward Currency
Exchange Contracts**	—	7,428	—	7,428

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

 The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs.  There were no transfers into or out of Level 1 or 2 Securities during the period.

Level 3 Reconciliation Disclosure

 The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Description	Investments
Balance as of December 31, 2013	$133,441
Change in unrealized depreciation	(44,351)
Net purchases	670
Net sales	(74,904)
Balance as of June 30, 2014	$14,856

 Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2014, are as follows:

	Fair Value at	Valuation	Unobservable
Description	June 30, 2014	Technique	Input	Range
Escrow Notes	$14,186	Broker Quote	No Active Market	1.80 – 1.90
Escrow Notes	$—	Projected Final	Final Distribution	0.00
		Distribution(1)
Contingent Value
Rights Sold Short	$670	Broker Quote	No Active Market	2.40 – 2.60

(1)	This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.

B.	Securities Sold Short

 The Fund may sell securities or currencies short for economic hedging purposes or any other investment purpose.  For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently priced to reflect the current value of the short position.  Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.  Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities.  The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

 The Fund is liable for any dividends payable on securities while those securities are sold short.  Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund.  The Fund generally segregates liquid assets in an amount equal to the market value of securities sold short.  These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers for Securities Sold Short

 The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from the brokers for proceeds on securities sold short.  The Fund is required by the brokers to maintain collateral at the brokers for

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities sold short.  The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short.  The Fund maintains cash deposits at brokers beyond the receivable for short sales.  These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities.  These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

D.	Federal Income Taxes

 No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.  Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

 The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  As of June 30, 2014, open Federal and New York tax years include the tax years ended December 31, 2010 through 2013.  The Fund has no tax examination in progress.

E.	Written Option Contracts

 The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund writes (sells) call options including to hedge portfolio investments.  Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization.  When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently priced daily to reflect the current value of the option written.  By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised.  Exchange-traded written option contracts are valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay upon the option being exercised) or the last reported composite sale price.  If no sale is reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.  Written option contracts sold on an exchange typically involve

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

less credit risk than over-the-counter options.  These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.  Refer to Note 2 R. for further derivative disclosures.

F.	Purchased Option Contracts

 The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset.  Exchange-traded purchased option contracts are valued daily at the higher of the intrinsic value of the option (i.e., what the Fund can receive upon exercising the option) or the last reported composite sale price.  If no sale is reported or if the last sale is outside the bid and asked parameters, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation.  When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities that may be held by the Fund.  Purchased options sold on an exchange typically include less credit risk than over-the-counter options.  Refer to Note 2 R. for further derivative disclosures.

G.	Forward Currency Exchange Contracts

 The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies.  The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date.  Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract expires.  Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.  The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly.  The counterparty risk to the Fund includes the amount of any net unrealized gain on the contract.

 The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities.  The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted.  A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease.  These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.  Refer to Note 2 R. for further derivative disclosures.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.	Equity Swap Contracts

 The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund may enter into both long and short equity swap contracts with multiple broker-dealers.  A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points).  A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).

 The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position.  This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract.  The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs.  This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

 Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss.  The Fund will realize a gain or loss upon termination or reset of the contract.  Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

 Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.  The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly.  The counterparty risk to the Fund includes the risk of loss of the full amount of any net unrealized gain on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.  Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.  These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.  Refer to Note 2 R. for further derivative disclosures.

I.	Distributions to Shareholders

 Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually.  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.  These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2013.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J.	Foreign Securities

 Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and adverse political and economic developments.  Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translations

 The books and records of the Fund are maintained in U.S. dollars.  Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.  For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.	Cash and Cash Equivalents

 The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents.  Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.  Temporary cash overdrafts are reported as payable to custodian.

M.	Guarantees and Indemnifications

 In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  The Fund has not historically incurred material expenses in respect of those provisions.

N.	Use of Estimates

 The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

O.	Other

 Transactions are recorded for financial statement purposes on the trade date.  Realized gains and losses from security transactions are recorded on the identified cost basis.  Dividend income

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and distributions to shareholders are recorded on the ex-dividend date.  Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method.  Expenses include $7,070 of borrowing expense on securities sold short.  The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations.  The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

P.	Counterparty Risk

 The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.

Q.	The Right to Offset

 Financial assets and liabilities as well as cash collateral received by the counterparties and posted are offset by the counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

R.	Derivatives

 The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.  For the six months ended June 30, 2014: long option contracts (5,573 contracts) were purchased and $476,651 in premiums were paid, written option contracts (10,637 contracts) were opened and $2,229,809 in premiums were received, equity swap contracts were opened with a notional value of $1,996,362 and closed with a notional value of $3,310,822 and an average of 14 forward currency exchange contract positions were open during the period.

Statement of Assets and Liabilities
 Fair values of derivative instruments as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Derivatives	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$60,989	N/A	$—
Written Option Contracts	N/A	—	Written Option Contracts	1,329,550
Swap Contracts	Receivables	1,093	Payables	51,717
Foreign Exchange Contracts:
Forward Currency
Exchange Contracts	Receivables	2,582	Payables	7,428
Total		$64,664		$1,388,695

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(509,156)	$(47,526)	$—	$54,866	$(501,816)
Foreign Exchange Contracts	—	—	(32,628)	—	(32,628)
Total	$(509,156)	$(47,526)	$(32,628)	$54,866	$(534,444)

Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(17,665)	$(145,073)	$—	$(40,963)	$(203,701)
Foreign Exchange Contracts	—	—	32,404	—	32,404
Total	$(17,665)	$(145,073)	$32,404	$(40,963)	$(171,297)

Note 3 —AGREEMENTS AND INVESTMENT ADVISER TRANSACTIONS

The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”).  Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets.  Certain officers of the Fund are also officers of the Adviser.  The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund.  The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to either reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund so that the total Annual Fund Operating Expenses do not exceed 1.40% of the Fund’s average daily net assets until April 30, 2015.  The Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%.  For the six months ended June 30, 2014, the Adviser waived $115,080 to the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 3 — AGREEMENTS AND INVESTMENT ADVISER TRANSACTIONS (continued)

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/14	$185,038
12/31/15	$161,469
12/31/16	$216,693
12/31/17	$115,080

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2014		December 31, 2013
	Shares	Amount	Shares	Amount
Issued	356,658	$3,940,693	649,173	$6,925,407
Issued as reinvestment of dividends	—	—	4,544	49,575
Redeemed	(87,118)	(955,287)	(271,890)	(2,891,708)
Net increase	269,540	$2,985,406	381,827	$4,083,274

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended June 30, 2014 (excluding short-term investments, short-term options and short-term positions) aggregated $17,037,197 and $11,784,084, respectively.  There were no purchases or sales of U.S. Government securities.

At December 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$18,730,781
Gross unrealized appreciation	1,275,603
Gross unrealized depreciation	(322,976)
Net unrealized appreciation	$952,627
Undistributed ordinary income	$412,970
Undistributed long-term capital gain	—
Total distributable earnings	$412,970
Other accumulated losses	(800,095)
Total accumulated gains	$565,502

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

The tax components of dividends paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 were as follows:

	2014	2013
Ordinary Income	$—	$49,575
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$49,575

The Fund designated as long term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2013.  As of December 31, 2013, the Fund did not have a post-October capital loss or a capital loss carryforward.

For the fiscal year ended December 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2013 was 0.00% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2013 was 100.00% (unaudited) for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2013 was 0.00% (unaudited) for the Fund.

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of written option contracts during the six months ended June 30, 2014 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2013	2,895	$679,643
Options written	10,637	2,229,809
Options closed	(7,060)	(1,446,474)
Options exercised	(1,379)	(487,726)
Options expired	(566)	(48,855)
Options outstanding at June 30, 2014	4,527	$926,397

Note 7 — OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties.  The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)

Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

				Gross Amounts not offset
				in the Statement
				of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets	Financial	Collateral	Net
	Assets	and Liabilities	and Liabilities	Instruments	Received	Amount
Assets:
Description
Forward Currency
Exchange Contracts	$2,582	$—	$2,582	$2,582	$—	$—
Swap Contracts –
JPMorgan Chase
& Co. Inc.	18,307	18,307	—	—	—	—
Swap Contracts –
Merrill Lynch & Co. Inc.	1,093	—	1,093	—	—	1,093
	$21,982	$18,307	$3,675	$2,582	$—	$1,093

				Gross Amounts not offset
				in the Statement
				of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets	Financial	Collateral	Net
	Liabilities	and Liabilities	and Liabilities	Instruments	Pledged	Amount
Liabilities:
Description
Forward Currency
Exchange Contracts	$7,428	$—	$7,428	$2,582	$4,846	$—
Swap Contracts –
JPMorgan Chase
& Co. Inc.	70,024	18,307	51,717	—	51,717	—
Written Option
Contracts	1,329,550	—	1,329,550	—	1,329,550	—
	$1,407,002	$18,307	$1,388,695	$2,582	$1,386,113	$—

The Merger Fund VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder
Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*   /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date           August 28, 2014
By (Signature and Title)*   /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date           August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date           August 28, 2014

By (Signature and Title)*   /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date           August 28, 2014

* Print the name and title of each signing officer under his or her signature.